SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 293,072	$ 270,884	$ 245,627
Property and equipment, net (Note 6)	45,598	35,652	37,653
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	150,423	140,569	120,515
Property and equipment, net (Note 6)	13,138	14,524	13,784
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	69,091	57,764	61,470
Property and equipment, net (Note 6)	23,488	13,617	14,462
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	73,558	72,551	63,642
Property and equipment, net (Note 6)	$ 8,972	$ 7,511	$ 9,407